Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

		Trademarks,
		patents,
	Non‑compete	software	Customer
	agreements	and others	lists	Driver lists	Licenses	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2022
Cost	7,183,773	5,268,168	1,553,507	296,332	454,564	14,756,344
Accumulated amortization and impairment	(5,650,445)	(3,969,915)	(1,553,507)	(296,332)	—	(11,470,199)
Net book amount	1,533,328	1,298,253	—	—	454,564	3,286,145
For the year ended December 31, 2022
Opening net book amount	1,533,328	1,298,253	—	—	454,564	3,286,145
Additions	—	134,380	—	—	—	134,380
Disposals	—	(56,033)	—	—	—	(56,033)
Amortization	(968,418)	(662,862)	—	—	—	(1,631,280)
Impairment provisions	—	(17,736)	—	—	—	(17,736)
Currency translation differences	—	8,665	—	—	—	8,665
Closing net book amount	564,910	704,667	—	—	454,564	1,724,141
As of December 31, 2022
Cost	7,183,773	5,413,444	1,563,680	301,641	454,564	14,917,102
Accumulated amortization and impairment	(6,618,863)	(4,708,777)	(1,563,680)	(301,641)	—	(13,192,961)
Net book amount	564,910	704,667	—	—	454,564	1,724,141

		Trademarks,
		patents,
	Non‑compete	software	Customer
	agreements	and others	lists	Driver lists	Licenses	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2023
Cost	7,183,773	5,413,444	1,563,680	301,641	454,564	14,917,102
Accumulated amortization and impairment	(6,618,863)	(4,708,777)	(1,563,680)	(301,641)	—	(13,192,961)
Net book amount	564,910	704,667	—	—	454,564	1,724,141
For the year ended December 31, 2023
Opening net book amount	564,910	704,667	—	—	454,564	1,724,141
Disposal of subsidiaries	—	(9,571)	—	—	—	(9,571)
Additions	—	43,010	—	—	—	43,010
Disposals	—	(470)	—	—	—	(470)
Amortization	(564,910)	(438,372)	—	—	—	(1,003,282)
Impairment provisions	—	(80,800)	—	—	—	(80,800)
Currency translation differences	—	2,657	—	—	—	2,657
Closing net book amount	—	221,121	—	—	454,564	675,685
As of December 31, 2023
Cost	7,183,773	5,405,499	1,573,479	306,755	454,564	14,924,070
Accumulated amortization and impairment	(7,183,773)	(5,184,378)	(1,573,479)	(306,755)	—	(14,248,385)
Net book amount	—	221,121	—	—	454,564	675,685

		Trademarks,
		patents,
	Non‑compete	software	Customer
	agreements	and others	lists	Driver lists	Licenses	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2024
Cost	7,183,773	5,405,499	1,573,479	306,755	454,564	14,924,070
Accumulated amortization and impairment	(7,183,773)	(5,184,378)	(1,573,479)	(306,755)	—	(14,248,385)
Net book amount	—	221,121	—	—	454,564	675,685
For the year ended December 31, 2024
Opening net book amount	—	221,121	—	—	454,564	675,685
Disposal of subsidiaries	—	(6,056)	—	—	—	(6,056)
Additions	—	14,962	—	—	163,057	178,019
Disposals	—	(992)	—	—	—	(992)
Amortization	—	(138,831)	—	—	—	(138,831)
Currency translation differences	—	2,076	—	—	(5,385)	(3,309)
Closing net book amount	—	92,280	—	—	612,236	704,516
As of December 31, 2024
Cost	7,183,773	5,281,533	1,556,086	297,678	612,236	14,931,306
Accumulated amortization and impairment	(7,183,773)	(5,189,253)	(1,556,086)	(297,678)	—	(14,226,790)
Net book amount	—	92,280	—	—	612,236	704,516

Schedule of Amortization charges were expensed

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operations and support	3,003	148	157
Sales and marketing	1,556,337	948,145	86,686
Research and development	37,517	32,683	18,951
General and administrative	34,423	22,306	33,037
Total	1,631,280	1,003,282	138,831